Summary of Non-cash Operating, Investing and Financing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Non-cash Operating, Investing and Financing Activities [Abstract]
Impact on net assets of indemnity settlement with BP Exploration and Production, Inc.	$ (82.5)	$ 0	$ 0
Net assets of NATCO acquired in exchange for Cameron common stock, excluding net cash acquired	0	0	954.1
NATCO purchase price allocation adjustment	0	(16.9)	0
Tax benefit of employee stock compensation plan transactions	4.9	17.4	9.7
Change in fair value of derivatives accounted for as cash flow hedges, net of tax	(5.2)	(6.1)	11.3
Actuarial gain (loss) and impact of plan amendments, net, related to defined benefit pension and postretirement benefit plans	$ (7.7)	$ 4.5	$ (23.0)